Commitments (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of employment agreement term

On June 15, 2015, the Company also entered into employment agreements with each of the Vice President of Business Development, the Vice President of Operations, and the Chief Financial Officer. Each of these employment agreements has substantially the same terms as that of the CEO described above, except as follows:

	Term	Base Salary	Eligible Bonus % of Base Salary	Severance Period
Vice President of Business Development	2 years	$136,000	50%	6 months
Vice President of Operations	2 years	$136,000	50%	6 months
Chief Financial Officer	2 years	$145,000	50%	6 months

Schedule of restricted stock award

These restricted stock awards are subject to a repurchase option in favor of the Company that lapses over a four-year period, as follows: the repurchase option on 50% of the shares will lapse at the end of two years from date of issuance, and the repurchase option on 25% of the shares will lapse at the end of each of the third and fourth years from date of issuance.

	Number of Shares of Restricted Stock	Grant Date Fair Value
Vice President of Business Development	110,000	$165,000
Vice President of Operations	38,000	$57,000
Chief Financial Officer	145,000	$217,500

Schedule of future minimum payments under the operating lease	Total future minimum payments required under the new operating lease are as follows.
Year Ending June 30,
2017	$47,555
2018	28,220
$75,775
Total future minimum payments required under the new operating lease are as follows.
Year Ending June 30,
2017	$47,203
2018	40,314
$87,517